Investments (Tables)	12 Months Ended
Jun. 30, 2025
Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Values

The aggregate carrying values of the Company’s short-term investments consisted of the following:

	As of June 30,
	2025	2024

Time deposits with original maturities of three to twelve months	636,951	2,100,000

Available-for-sale equity securities:
Publicly traded equity securities	59,998	-
Held-to-maturity debt securities:
Corporate bonds	200,000	-
	869,949	2,100,000
	As of June 30,
	2025	2024
Equity investments without readily determinable fair values:
Beijing UniDev Software Co., Ltd. (“UniDev”)	235,775	232,414

Equity method investments:
Shanghai Qinhui Shang Information Technology Co., Ltd. (“Shanghai Qinhui”)	62,295	-
Fuson Group Limited (“Fuson”) and its subsidiaries (“Fuson Group”)	30,696	368,009
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	11,807	13,384
Total equity method investments	104,798	381,393

Equity investments without readily determinable fair value using NAV practical expedient:
LION X INVESTMENT VCC	566,343	-

Held-to-maturity debt securities:
Corporate bonds	812,079	-
	1,718,995	613,807